Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-15	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					12/17/2015
2	Payment Date					12/21/2015
3	Collection Period				11/1/2015	11/28/2015	28
4	Monthly Interest Period- Actual				11/20/2015	12/20/2015	31
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	381,000,000.00	—	—	—	—	—
9	Class A-3 Notes	426,000,000.00	407,273,061.34	—	42,994,954.86	364,278,106.48	0.8551129
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$511,273,061.34	$—	$42,994,954.86	$468,278,106.48

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$807,571,989.63			$764,577,034.77

14	NPV Lease Payments Receivable	765,853,915.91	159,930,432.01			143,056,706.41
15	NPV Base Residual	1,003,094,909.72	647,641,557.62			621,520,328.36

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.41675%	0.20675%	—	—	—	—
19	Class A-3 Notes	0.80000%	N/A	271,515.37	0.6373600	43,266,470.23	101.5644841
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			357,315.37		43,352,270.23

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						14,507,752.59
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						18,591,319.98
24	Sales Proceeds via Customer - Scheduled Terminations						13,974,740.02
25	Security Deposits for Terminated Accounts						32,923.00
26	Excess Wear and Tear Received						189,308.62
27	Excess Mileage Charges Received						154,370.06
28	Other Recoveries Received						79,066.86

29	Subtotal: Total Collections						47,529,481.13

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						8,638.89

33	Total Available Funds, prior to Servicer Advances						47,538,120.02

34	Servicer Advance						—

35	Total Available Funds						47,538,120.02

36	Reserve Account Draw						—

37	Available for Distribution						47,538,120.02

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						672,976.66
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						357,315.37
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					46,502,827.99
51	Regular Principal Distribution Amount					42,994,954.86
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						42,994,954.86
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						3,507,873.13

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-15	PAGE 2

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		511,273,061.34
57	Less: Aggregate Securitization Value (End of Collection Period)		(764,577,034.77)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		511,273,061.34
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(468,278,106.48)

63	Regular Principal Distribution Amount		42,994,954.86

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		764,577,034.77
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		468,278,106.48

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		47,538,120.02
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		672,976.66
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		357,315.37
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		46,502,827.99
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		46,502,827.99

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13
88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		998.32

90	Subtotal: Reserve Fund Available for Distribution		8,845,742.45
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,845,742.45
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		998.32

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	789	15,279,386.64
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(14,029,695.62)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(105,044.59)
101	Less: Excess Wear and Tear Received		(189,308.62)
102	Less: Excess Mileage Received		(154,370.06)

103	Current Period Net Residual Losses/(Gains)	789	800,967.75

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	10,003	(5,520,032.08)
106	Current Period Net Residual Losses (Item 101)	789	800,967.75

107	Ending Cumulative Net Residual Losses	10,792	(4,719,064.33)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.27%

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-15	PAGE 3

G.	POOL STATISTICS

109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,768,948,826	764,577,035
111	Aggregate Base Residual Value			1,179,997,811	655,973,313
112	Number of Current Contracts			68,943	37,893
113	Weighted Average Lease Rate			2.78%	2.66%
114	Average Remaining Term			29.3	9.0
115	Average Original Term			39.2	39.9
116	Proportion of Base Prepayment Assumption Realized				127.95%
117	Actual Monthly Prepayment Speed				1.28%
118	Turn-in Ratio on Scheduled Terminations				91.13%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		39,555	883,187,620	807,571,990
120	Depreciation/Payments			(13,886,059)	(10,036,463)
121	Gross Credit Losses		(31)	(660,980)	(685,691)
122	Early Terminations - Regular		(842)	(18,623,455)	(16,993,414)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	1,447,133	(70)	(1,440,859)	(1,342,694)
125	Scheduled Terminations - Sold at Auction	3,635,565	(317)	(5,757,755)	(5,407,698)
126	Scheduled Terminations - Purchased by Dealer	8,909,115	(402)	(9,127,511)	(8,528,995)

127	Pool Balance - End of Period		37,893	833,691,000	764,577,035

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		37,368	754,483,486	98.68%
130	31 - 90 Days Delinquent		443	8,401,749	1.10%
131	91+ Days Delinquent		82	1,691,800	0.22%

132	Total		37,893	764,577,035	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			31	685,691
135	Aggregate Liquidation Proceeds on charged-off units				(246,669)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(79,067)

139	Current Period Aggregate Net Credit Losses/(Gains)			31	359,955

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			506	5,509,087
142	Current Period Net Credit Losses (Item 136)			31	359,955

143	Ending Cumulative Net Credit Losses			537	5,869,043

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.33%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				1,142
147	61 - 120 Days since Contract Maturity				374
148	121+ Days since Contract Maturity				43

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-15	PAGE 4

        SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
1/20/2016	63,486,226
2/20/2016	24,723,362
3/20/2016	28,530,841
4/20/2016	49,999,345
5/20/2016	55,021,198
6/20/2016	54,930,006
7/20/2016	54,032,277
8/20/2016	59,452,013
9/20/2016	54,031,428
10/20/2016	61,114,332
11/20/2016	60,336,773
12/20/2016	54,986,430
1/20/2017	20,015,934
2/20/2017	10,073,962
3/20/2017	7,981,582
4/20/2017	21,920,851
5/20/2017	23,435,475
6/20/2017	22,455,191
7/20/2017	14,498,682
8/20/2017	7,255,490
9/20/2017	5,388,275
10/20/2017	4,600,985
11/20/2017	4,132,256
12/20/2017	2,089,196
1/20/2018	84,926
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—

Total:	764,577,034.78

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month